Debt and Credit Facilities - Long-term Debt (Details)				12 Months Ended
	Mar. 12, 2020 CAD ($)	Dec. 16, 2019 USD ($)	Jun. 17, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Aug. 07, 2020	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Mar. 15, 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 6,117,000,000	$ 2,387,000,000		$ 4,570,000,000	$ 2,387,000,000
Long-term debt due within one year				0			400,000,000
Long-term debt (note 15)				6,117,000,000	$ 2,387,000,000		4,570,000,000	2,387,000,000
Long-term debt due within one year (note 17)				0			400,000,000
Line of credit, maximum borrowing capacity				$ 4,975,000,000
6.15% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate			615.00%
Long-term debt repayment			$ 402
Interest rate, weighted average			615.00%
7.25% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		725.00%
Long-term debt repayment		$ 987
Interest rate, weighted average		725.00%
5.00% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		500.00%		5.00%	5.00%
Long-term debt repayment	$ 400
Interest rate, weighted average		500.00%		5.00%	5.00%
3.95% Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Interest rate				3.95%	3.95%
Interest rate, weighted average				3.95%	3.95%
4.00 Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate				4.00%	4.00%
Interest rate, weighted average				4.00%	4.00%
3.55% Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Interest rate				3.55%	3.55%
Interest rate, weighted average				3.55%	3.55%
3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate				3.60%	3.60%
Interest rate, weighted average				3.60%	3.60%
6.80% Notes Due 2037
Disclosure of detailed information about borrowings [line items]
Interest rate				6.80%	6.80%
Interest rate, weighted average				6.80%	6.80%
Non-current debt due within one year [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year							400,000,000
Long-term debt due within one year (note 17)							400,000,000
Three Point Five Percent Notes Due 2028
Disclosure of detailed information about borrowings [line items]
Interest rate				3.50%	3.50%	350.00%
Interest rate, weighted average				3.50%	3.50%	350.00%
Four Point Four Percent Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Interest rate				4.40%	4.40%				440.00%
Interest rate, weighted average				4.40%	4.40%				440.00%
Cost | 5.00% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate				0.0005%	0.0005%
Interest rate, weighted average				0.0005%	0.0005%
Cost | 3.95% Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 637,000,000	$ 500,000,000		648,000,000	500,000,000
Interest rate				0.0004%	0.0004%
Long-term debt (note 15)				$ 637,000,000	$ 500,000,000		648,000,000	500,000,000
Interest rate, weighted average				0.0004%	0.0004%
Cost | 4.00 Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 957,000,000	$ 750,000,000		973,000,000	750,000,000
Interest rate				0.0004%	0.0004%
Long-term debt (note 15)				$ 957,000,000	$ 750,000,000		973,000,000	750,000,000
Interest rate, weighted average				0.0004%	0.0004%
Cost | 3.55% Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 750,000,000	$ 0		750,000,000	0
Interest rate				0.00036%	0.00036%
Long-term debt (note 15)				$ 750,000,000	$ 0		750,000,000	0
Interest rate, weighted average				0.00036%	0.00036%
Cost | 3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 750,000,000	$ 0		750,000,000	0
Interest rate				0.00036%	0.00036%
Long-term debt (note 15)				$ 750,000,000	$ 0		750,000,000	0
Interest rate, weighted average				0.00036%	0.00036%
Cost | 6.80% Notes Due 2037
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 493,000,000	$ 387,000,000		501,000,000	387,000,000
Interest rate				0.00068%	0.00068%
Long-term debt (note 15)				$ 493,000,000	$ 387,000,000		501,000,000	387,000,000
Interest rate, weighted average				0.00068%	0.00068%
Cost | Syndicated Credit Facilities
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 350,000,000	$ 0		0	0
Long-term debt (note 15)				350,000,000	0		0	0
Cost | Three Point Five Percent Notes Due 2028
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1,250,000,000	$ 0		0	0
Interest rate				0.00035%	0.00035%
Long-term debt (note 15)				$ 1,250,000,000	$ 0		0	0
Interest rate, weighted average				0.00035%	0.00035%
Cost | Four Point Four Percent Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 957,000,000	$ 750,000,000		973,000,000	750,000,000
Interest rate				0.00044%	0.00044%
Long-term debt (note 15)				$ 957,000,000	$ 750,000,000		973,000,000	750,000,000
Interest rate, weighted average				0.00044%	0.00044%
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 27,000,000	$ 0		25,000,000	0
Long-term debt (note 15)				27,000,000	$ 0		25,000,000	$ 0
Non-current debt due within one year [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year				0			400,000,000
Long-term debt repayment				(1,400,000,000)
Long-term debt due within one year (note 17)				$ 0			$ 400,000,000